Redeemable Convertible Preferred Stock (Narrative) (Detail) (USD $)	1 Months Ended	12 Months Ended		0 Months Ended	10 Months Ended	12 Months Ended		0 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Sep. 30, 2013	Oct. 12, 2012 Paulson [Member]	Dec. 31, 2012 Convertible preferred stock [Member]	Dec. 31, 2012 Convertible preferred stock [Member]	Dec. 31, 2012 Common stock, Class A [Member]	Oct. 12, 2012 Common stock, Class A [Member] Paulson [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock					64,831,831	64,831,831
Convertible Preferred Stock Par Value			$ 0.01		$ 0.01	$ 0.01
Convertible Preferred Stock, issued				12,173,913	77,005,744	77,005,744
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	$ 50,000,000			$ 14,000,000		$ 50,000,000
Convertible Preferred Stock value					56,400,000	56,400,000
Common stock, shares issued							44,793,255	15,238,095
Aggregate cash consideration								16,000,000
Aggregate purchase price				30,000,000
Preferred stock, shares authorized			10,000,000		80,000,000	80,000,000
Preferred stock cumulative dividend rate					6.00%	6.00%
Preferred stock cash dividends rate						4.00%
Preferred stock accreting dividends accruing rate						2.00%
Preferred stock dividends					2,700,000
Preferred stock cash dividends					1,700,000
Accreting dividends						900,000
Preferred stock redemption term		As of December 31, 2012, the preferred stock is not currently redeemable and ultimate redemption is not currently probable, since the redemption would only occur if the preferred stock is still outstanding in 15 years.
Redeemable convertible preferred stock, redemption value		64,000,000
Redeemable convertible preferred stock, accreted dividends		$ 900,000